Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Dec. 28, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Dec. 29, 2017
MFS® Blended Research® Emerging Markets Equity Fund | A
Prospectus:
Trading Symbol	BRKAX
MFS® Blended Research® Emerging Markets Equity Fund | B
Prospectus:
Trading Symbol	BRKBX
MFS® Blended Research® Emerging Markets Equity Fund | C
Prospectus:
Trading Symbol	BRKCX
MFS® Blended Research® Emerging Markets Equity Fund | I
Prospectus:
Trading Symbol	BRKIX
MFS® Blended Research® Emerging Markets Equity Fund | R1
Prospectus:
Trading Symbol	BRKRX
MFS® Blended Research® Emerging Markets Equity Fund | R2
Prospectus:
Trading Symbol	BRKSX
MFS® Blended Research® Emerging Markets Equity Fund | R3
Prospectus:
Trading Symbol	BRKTX
MFS® Blended Research® Emerging Markets Equity Fund | R4
Prospectus:
Trading Symbol	BRKUX
MFS® Blended Research® Emerging Markets Equity Fund | R6
Prospectus:
Trading Symbol	BRKVX
MFS® Blended Research® International Equity Fund | A
Prospectus:
Trading Symbol	BRXAX
MFS® Blended Research® International Equity Fund | B
Prospectus:
Trading Symbol	BRXBX
MFS® Blended Research® International Equity Fund | C
Prospectus:
Trading Symbol	BRXCX
MFS® Blended Research® International Equity Fund | I
Prospectus:
Trading Symbol	BRXIX
MFS® Blended Research® International Equity Fund | R1
Prospectus:
Trading Symbol	BRXRX
MFS® Blended Research® International Equity Fund | R2
Prospectus:
Trading Symbol	BRXSX
MFS® Blended Research® International Equity Fund | R3
Prospectus:
Trading Symbol	BRXTX
MFS® Blended Research® International Equity Fund | R4
Prospectus:
Trading Symbol	BRXUX
MFS® Blended Research® International Equity Fund | R6
Prospectus:
Trading Symbol	BRXVX
MFS® Blended Research® Global Equity Fund | A
Prospectus:
Trading Symbol	BRLAX
MFS® Blended Research® Global Equity Fund | B
Prospectus:
Trading Symbol	BRLBX
MFS® Blended Research® Global Equity Fund | C
Prospectus:
Trading Symbol	BRLCX
MFS® Blended Research® Global Equity Fund | I
Prospectus:
Trading Symbol	BRLJX
MFS® Blended Research® Global Equity Fund | R1
Prospectus:
Trading Symbol	BRLRX
MFS® Blended Research® Global Equity Fund | R2
Prospectus:
Trading Symbol	BRLSX
MFS® Blended Research® Global Equity Fund | R3
Prospectus:
Trading Symbol	BRLTX
MFS® Blended Research® Global Equity Fund | R4
Prospectus:
Trading Symbol	BRLUX
MFS® Blended Research® Global Equity Fund | R6
Prospectus:
Trading Symbol	BRLYX
MFS® Global New Discovery Fund | A
Prospectus:
Trading Symbol	GLNAX
MFS® Global New Discovery Fund | B
Prospectus:
Trading Symbol	GLNBX
MFS® Global New Discovery Fund | C
Prospectus:
Trading Symbol	GLNCX
MFS® Global New Discovery Fund | I
Prospectus:
Trading Symbol	GLNIX
MFS® Global New Discovery Fund | R1
Prospectus:
Trading Symbol	GLNJX
MFS® Global New Discovery Fund | R2
Prospectus:
Trading Symbol	GLNKX
MFS® Global New Discovery Fund | R3
Prospectus:
Trading Symbol	GLNLX
MFS® Global New Discovery Fund | R4
Prospectus:
Trading Symbol	GLNMX
MFS® Global New Discovery Fund | R6
Prospectus:
Trading Symbol	GLNNX
MFS® Mid Cap Growth Fund | A
Prospectus:
Trading Symbol	OTCAX
MFS® Mid Cap Growth Fund | R4
Prospectus:
Trading Symbol	OTCJX
MFS® Mid Cap Growth Fund | 529A
Prospectus:
Trading Symbol	EAMCX
MFS® Mid Cap Growth Fund | 529B
Prospectus:
Trading Symbol	EBCGX
MFS® Mid Cap Growth Fund | 529C
Prospectus:
Trading Symbol	ECGRX
MFS® Mid Cap Growth Fund | B
Prospectus:
Trading Symbol	OTCBX
MFS® Mid Cap Growth Fund | C
Prospectus:
Trading Symbol	OTCCX
MFS® Mid Cap Growth Fund | I
Prospectus:
Trading Symbol	OTCIX
MFS® Mid Cap Growth Fund | R1
Prospectus:
Trading Symbol	OTCGX
MFS® Mid Cap Growth Fund | R2
Prospectus:
Trading Symbol	MCPRX
MFS® Mid Cap Growth Fund | R3
Prospectus:
Trading Symbol	OTCHX
MFS® Mid Cap Growth Fund | R6
Prospectus:
Trading Symbol	OTCKX
MFS® U.S. Government Money Market Fund | MFS U.S. Government Money Market Fund
Prospectus:
Trading Symbol	MCMXX